Income Tax - Schedule of Statutory Rates to the Group's Effective Tax Rate (Details) - Foreign Tax Jurisdiction [Member]		12 Months Ended
		Nov. 30, 2025 HKD ($)	Nov. 30, 2025 USD ($)	Nov. 30, 2024 HKD ($)	Nov. 30, 2023 HKD ($)
Schedule of Statutory Rates to the Group's Effective Tax Rate [Line Items]
Current tax – Hong Kong profits tax Provision for the year		$ (18,685,165)	$ (2,399,533)	$ (1,101,052)	$ 4,599,604
Income tax expense at the statutory rate, Amount		$ 3,083,052	$ 395,923	$ 181,674	$ (758,935)
Income tax expense at the statutory rate, Percent		16.50%	16.50%	16.50%	16.50%
Effect of preferential tax rate, Amount		$ 165,000	$ 21,189	$ 165,000	$ 164,853
Effect of preferential tax rate, Percent		0.90%	0.90%	15.00%	(3.60%)
Effect of expenses not deductible for tax, Amount		$ 417,698	$ 53,640	$ (1,060)	$ (28,302)
Effect of expenses not deductible for tax, Percent		2.20%	2.20%	(0.10%)	0.60%
tax loss benefit, Amount
tax loss benefit, Percent
Effect of Permanent difference, Amount	[1]	$ (3,156,160)	$ (405,311)	$ 330,439	$ 91,759
Effect of Permanent difference, Percent	[1]	(16.90%)	(16.90%)	30.00%	(2.00%)
Income tax expense (benefits), Amount		$ 509,590	$ 65,441	$ 676,053	$ (530,625)
Income tax expense (benefits), Percent		2.70%	2.70%	61.40%	11.50%

[1]	Mainly represents non-taxable income due to governmental grants and other non-taxable interest.